Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Beginning of the year	$ 3,788.6
End of the year	$ 4,122.6	$ 3,788.6
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	$ 312.1
Balance at the end of the year	274.9	312.1
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	106.9
Balance at the end of the year	84.8	106.9
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	6.6
Balance at the end of the year		6.6
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	25.6
Balance at the end of the year	18.0	25.6
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(15.7)	(4.6)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	533.0
Balance at the end of the year	489.9	533.0
Recurring | Level 3 | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(31.7)	0.0
Liability purchases	0.0	(17.2)
Liability transfers	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	15.2	(14.5)
Balance at the end of the period	(16.5)	(31.7)
Change in unrealized gains or losses	15.2	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0
Recurring | Level 3 | Liability | Loss Portfolio Transfer
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(31.7)	0.0
Liability purchases	0.0	(17.2)
Liability transfers	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	15.2	(14.5)
Balance at the end of the period	(16.5)	(31.7)
Change in unrealized gains or losses	15.2	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(17.9)	(0.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	312.1
Balance at the end of the year	274.9	312.1
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.5	(2.1)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	106.9
Balance at the end of the year	84.8	106.9
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	1.7	(2.0)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	66.8
Balance at the end of the year	82.9	66.8
Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(0.2)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	15.0
Balance at the end of the year	14.4	15.0
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	6.6
Balance at the end of the year	0.0	6.6
Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	25.6
Balance at the end of the year	18.0	25.6
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	533.0	307.1
Purchases and issuances	113.7	378.2
Transfers in/(out)	5.3	0.0
Settlements and sales	(137.2)	(147.4)
Increase (decrease) in fair value included in net income	(12.8)	(4.9)
Balance at the end of the year		533.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(12.1)	0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	312.1	211.5
Purchases and issuances	40.6	215.7
Transfers in/(out)	0.0	0.0
Settlements and sales	(61.5)	(113.1)
Increase (decrease) in fair value included in net income	(16.3)	(2.0)
Balance at the end of the year		312.1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	106.9	65.3
Purchases and issuances	18.3	61.8
Transfers in/(out)	0.0	0.0
Settlements and sales	(41.9)	(19.3)
Increase (decrease) in fair value included in net income	1.5	(0.9)
Balance at the end of the year		106.9
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	66.8	26.7
Purchases and issuances	21.9	54.5
Transfers in/(out)	5.3	0.0
Settlements and sales	(7.6)	(12.6)
Increase (decrease) in fair value included in net income	2.0	(1.8)
Balance at the end of the year		66.8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(5.5)	0.0
Assets | Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	15.0	0.0
Purchases and issuances	0.0	15.1
Transfers in/(out)	0.0	0.0
Settlements and sales	(0.4)	0.0
Increase (decrease) in fair value included in net income	(0.2)	(0.1)
Balance at the end of the year		15.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	6.6	3.6
Purchases and issuances	0.0	5.5
Transfers in/(out)	0.0	0.0
Settlements and sales	0.0	(2.4)
Increase (decrease) in fair value included in net income	0.0	(0.1)
Balance at the end of the year		6.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(6.6)	0.0
Assets | Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	25.6	0.0
Purchases and issuances	18.2	25.6
Transfers in/(out)	0.0	0.0
Settlements and sales	(25.8)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0
Balance at the end of the year		25.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 0.0	$ 0.0